Income taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
[custom:CarrybackClaim-0]		$ 400	$ 400
Indefinite-Lived Intangible Assets (Excluding Goodwill)		1,100	1,000
Deferred Tax Liabilities, Net	$ 200	200
Deferred Tax Assets, Valuation Allowance		29,200	$ 0
Operating Loss Carryforwards		107,500
[custom:RSUsGrantedAmount]	8,200
[custom:AmountOfRolloverConsideration]	26,800
[custom:GainOnSettlementOfIncentiveCompensations]	$ 18,600
Federal Funds Purchased [Member]
Variable Interest Entity [Line Items]
Operating Loss Carryforwards		110,800
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		3,300
State Funds Purchased [Member]
Variable Interest Entity [Line Items]
Operating Loss Carryforwards		3,500
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		$ 3,500